   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  April 18, 2017 to May 17, 2017

   Commission File Number of issuing entity:  333-165147-01

   Central Index Key Number of issuing entity:  0001529658

   J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-165147

   Central Index Key Number of depositor:  0001013611

   J.P. Morgan Chase Commercial Mortgage Securities Corp.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000835271

   JPMorgan Chase Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Bianca Russo (212) 648-0946

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑SB	___	___	X	___
X‑A	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 17, 2017, a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on May 17, 2017

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.90%	1	$1,644.39

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from April 18, 2017 to May 17, 2017.   The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

  JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (Loan # 2 and Loan # 13, respectively, on Annex A-1 of the prospectus supplement of the registrant relating to the issuing entity filed on September 26, 2011      pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the prospectus supplement. Year-to-date financial information required under Item 1112(b) of Regulation AB can be found in the tables below.

303 Peachtree Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2017
Income and Expense
1 Number of institutions reporting		1
2 Total interest income		1,517,874
3 Total interest expense		128,766
4 Net interest income		1,389,108
5 Provision for loan and lease losses		116,917
6 Total noninterest income		712,466
7 Fiduciary activities		65,405
8 Service charges on deposit accounts		157,228
9 Trading account gains & fees		33,106
10 Additional noninterest income		456,727
11 Total noninterest expense		1,315,652
12 Salaries and employee benefits		699,887
13 Premises and equipment expense		126,257
14 Additional noninterest expense		489,508
15 Pre-tax net operating income		669,005
16 Securities gains (losses)		-4
17 Applicable income taxes		179,652
18 Income before extraordinary items		489,349
19 Discontinued Operations (Extraordinary gains – net)		0
20 Net income attributable to bank		487,035
21 Net income attributable to noncontrolling interests		2,314
22 Net income attributable to bank and		489,349
noncontrolling interests
23 Net charge-offs		111,749
24 Cash dividends		350,000
25 Sale, conversion, retirement of capital stock, net		12,647
26 Net operating income		489,352

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		March 31, 2017
Assets and Liabilities
1 Total employees (full-time equivalent)		22,410
2 Total assets		201,282,949
3 Cash and due from depository institutions		6,976,838
4 Interest-bearing balances		5,093,378
5 Securities		30,461,687
6 Federal funds sold & reverse repurchase agreements		137,141
7 Net loans & leases		144,110,013
8 Loan loss allowance		1,713,456
9 Trading account assets		4,054,216
10 Bank premises and fixed assets		1,353,194
11 Other real estate owned		128,964
12 Goodwill and other intangibles		7,605,417
13 All other assets		6,455,479
14 Total liabilities and capital		201,282,949
15 Total liabilities		177,622,130
16 Total deposits		164,433,439
17 Interest-bearing deposits		123,741,841
18 Deposits held in domestic offices		164,028,439
19 % insured		58.29%
20 Federal funds purchased & repurchase agreements		1,401,331
21 Trading liabilities		158,904
22 Other borrowed funds		7,388,556
23 Subordinated debt		1,501,083
24 All other liabilities		2,738,817
25 Total equity capital		23,660,819
26 Total bank equity capital		23,554,730
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,403,690
30 Undivided profits		10,129,440
31 Noncontrolling interests in consolidated subsidiaries		106,089

Memoranda:
32 Noncurrent loans and leases	2,016,423
33 Noncurrent loans that are wholly or partially	1,210,198
guaranteed by the U.S. government
34 Income earned, not collected on loans	703,419
35 Earning assets	182,990,391
36 Long-term assets (5+ years)	61,298,679
37 Average Assets, year-to-date	200,920,292
38 Average Assets, quarterly	200,920,292
39 Total risk weighted assets	170,603,071
40 Adjusted average assets for leverage capital	194,549,576
purposes
41 Life insurance assets	1,235,141
42 General account life insurance assets	907,432
43 Separate account life insurance assets	151,111
44 Hybrid life insurance assets	176,598
45 Volatile liabilities	5,712,657
46 Insider loans	513,893
47 FHLB advances	2,254,095
48 Loans and leases held for sale	2,105,199
49 Unused loan commitments	90,563,238
50 Tier 1 (core) risk-based capital	18,691,371
51 Tier 2 risk-based capital	2,644,328
52 Total unused commitments	90,563,238
53 Derivatives	276,208,592

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)          Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/   Bianca Russo

Bianca Russo, Managing Director and Secretary

Date:  May 31, 2017

EXHIBIT INDEX

Exhibit Number            Description

EX 99.1                 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the May 17, 2017 distribution.